UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TPG-Axon Management LP
Address: 888 Seventh Avenue, 38th Floor
         New York, New York  10019

13F File Number:  028-14546

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
Title:     Chief Executive Officer
Phone:     (212) 479-2000

Signature, Place, and Date of Signing:

 /s/    Dinakar Singh     New York, New York     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $1,573,011 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BE AEROSPACE INC               COM              073302101    20054   459320 SH       SOLE                   459320        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108    91811  3275472 SH       SOLE                  3275472        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702    34340  3136100 SH       SOLE                  3136100        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    26251  3265000 SH       SOLE                  3265000        0        0
ELAN PLC                       ADR              284131208    16767  1149191 SH       SOLE                  1149191        0        0
ENSCO PLC                      SHS CLASS A      G3157S106    65320  1390677 SH       SOLE                  1390677        0        0
EQUINIX INC                    COM NEW          29444U502    88580   504300 SH       SOLE                   504300        0        0
EXPEDIA INC DEL                COM NEW          30212P303    82728  1721000 SH       SOLE                  1721000        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108   140723  2520570 SH       SOLE                  2520570        0        0
GRACE W R & CO DEL NEW         COM              38388F108   104382  2069020 SH       SOLE                  2069020        0        0
HALLIBURTON CO                 COM              406216101    64672  2278000 SH       SOLE                  2278000        0        0
MERRIMACK PHARMACEUTICALS IN   COM              590328100    30452  4183005 SH       SOLE                  4183005        0        0
PFIZER INC                     COM              717081103    57500  2500000 SH  CALL SOLE                  2500000        0        0
PRICELINE COM INC              COM NEW          741503403    61396    92392 SH       SOLE                    92392        0        0
ROCKWOOD HLDGS INC             COM              774415103    42133   950000 SH       SOLE                   950000        0        0
SANDRIDGE ENERGY INC           COM              80007P307   100725 15056075 SH       SOLE                 15056075        0        0
SIRIUS XM RADIO INC            COM              82967N108   161548 87323500 SH       SOLE                 87323500        0        0
TIME WARNER CABLE INC          COM              88732J207    74383   906000 SH       SOLE                   906000        0        0
UNITED CONTL HLDGS INC         COM              910047109    74571  3065000 SH       SOLE                  3065000        0        0
VIACOM INC NEW                 CL B             92553P201    98319  2091000 SH       SOLE                  2091000        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108    89854  1703707 SH       SOLE                  1703707        0        0
YANDEX N V                     SHS CLASS A      N97284108    46304  2430654 SH       SOLE                  2430654        0        0
ZHONGPIN INC                   COM              98952K107      198    21457 SH       SOLE                    21457        0        0